APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		"             Washington, D.C.  20549"

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2


1. Name and address of issuer:

	Eaton Vance Growth Trust
	The Eaton Vance Building
	255 State Street
	"Boston, Massachusetts 02109"

2.The name of each series or class of securities for which this
"Form is filed (state ""All Series"" if Form is being filed for all series):"

	Eaton Vance-Atlanta Capital SMID-Cap Fund
	Eaton Vance-Atlanta Capital Large-Cap Growth
Fund

3. Investment Company Act File Number:
				811-01241

    Securities Act File Number:
				002-22019


4(a). Last day of fiscal year for which this Form is filed:

				9/30/2008

"4(b). Is this Form is being filed late (i.e., more than 90 days after the" end of the issuer's fiscal year)?
				No

"Note: If the Form is being filed late, interest must be paid on the registration fee due."

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold
during the
fiscal year pursuant to section 24(f):
				$	"
$33,627,915"

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
		$	"$13,401,208"

(iii)  Aggregate price of securities redeemed
 or
repurchased during any prior fiscal year
ending no
"earlier than October 11, 1995 that were
not"
previously used to reduce registration
fees payable
to the Commission:
$	"$13,208,600"

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
			$	"$26,609,808"


(v)    Net sales - if item 5(i) is greater
than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	"$7,018,107"

(vi)   Redemption credits available for
use in future years -
if item 5(i) is less than item 5(iv)
[subtract item
5(iv) from item 5(i)]:
$	$0

(vii)  Multiplier for determining registration
fee (See Instructions C.9):
x	0.0000393

(viii) Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter
"""0"" if no fee is due):"
=	$275.81


6. Prepaid Shares

If the response to item 5(i) was determined
 by deducting an amount
of securities that were registered under the
 Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recession of
"rule 24e-2], then report the amount of
securities (number of shares or"
other units) deducted here:
$0.00

If there is a number of shares or other
units that were registered pursuant
to rule 24e-2 remaining unsold at the
end of the fiscal year for which this
"Form is filed that are available for
use by the issuer in future fiscal years,"
then state that number here:
$0.00


7. Interest due - if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year
(See Instruction D):
		$0.00


8. Total of the amount of the registration
fee due plus any interest
due [line 5(viii) plus line 7]:
$275.81


9. Date the registration fee and any
 interest payment was sent to
the Commission's lockbox depository:

12/19/2008
Method of delivery:
Wire Transfer		X
		Mail or other
means

Signatures

This report has been signed below by
the following persons on behalf of the
issuer
and in the capacities and on the dates
indicated.


"/s/ William J. Austin, Jr."
Assistant Treasurer

Date: 12/19/2008